REVENUE - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Net revenue	$ 132,274	$ 131,582
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	130,116	129,181
UNITED STATES | Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	$ 102,400	$ 90,000
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer One
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	15.00%	22.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Two
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	15.00%	20.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Three
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	12.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Four
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	12.00%
Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | UNITED STATES
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	10.00%	10.00%